Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

21. Subsequent events

In January 2024, positive interim data from the ongoing Phase 2 clinical program assessing monovalent and bivalent modified vaccine candidates against COVID-19 in comparison with a licensed bivalent mRNA-based comparator vaccine were published. The tested vaccine candidates are being developed in collaboration with GSK. Results from the interim analysis showed that both vaccine candidates using CureVac’s proprietary second-generation mRNA backbone produced meaningful immune responses and favorable tolerability profiles across all tested doses, including the lowest tested dose. All three tested dose levels were below those used in mRNA-based COVID-19 vaccines licensed in the U.S. and EU.

In March 2024, the beneficiaries of the Prior VSOP plan declared their intent to exercise their exercisable shares. The shares became exercisable on the third anniversary after IPO (August 14, 2023), because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels had been reached. 786,746 virtual shares were exercised by March 22, 2024 and CureVac received 786,746 shares from the Prior VSOP holders on that day. On March 26, 2024, CureVac transferred 786,746 shares to the exercising beneficiaries.

In March 2024, the Company started a voluntary leaver program intended to align the workforce to the Company’s business scope and priorities. The business goal is to reduce 150 positions by year-end, including natural attrition. Unnecessary residual pandemic infrastructure is being adapted to significantly increase efficiency and performance while maintaining a strong focus on innovation and R&D activities. For this program we anticipate costs in a range between EUR 2 and 3 million.

In April 2024, promising interim data from the ongoing Phase 2 part of the combined Phase 1/2 study of a seasonal influenza vaccine candidate were reported. The multivalent candidate was designed for broad antigen coverage, encoding antigens matched to all four WHO-recommended flu strains. Results from the planned interim analysis showed that the multivalent vaccine candidate boosted antibody titers against all encoded flu strains and across all age groups and tested dose levels, including the lowest tested dose. The vaccine candidate was shown to have an acceptable safety and tolerability profile, with the majority of solicited adverse events reported as either grade 1 (mild) or grade 2 (moderate) within seven days of dosing. Among younger and older adults, geometric mean titers generated by the vaccine candidate against influenza A strains numerically exceeded the geometric mean titers of the licensed comparator vaccines consistently across all tested dose levels. For influenza B strains geometric mean titers were lower than those elicited by the licensed comparator vaccines across both age groups and tested dose levels. Targeted optimizations to further improve immune responses against influenza B strains will be assessed in an additional Phase 2 study.

In April 2024, the Company entered into a co-development and licensing agreement with The University of Texas MD Anderson Cancer Center for the development of novel mRNA-based cancer vaccines. The collaboration creates strong synergies between CureVac’s unique end-to-end capabilities for cancer antigen discovery, mRNA design, and manufacturing and MD Anderson’s expertise in cancer antigen discovery and validation, translational drug development, and clinical research. The collaboration will focus on the development of differentiated cancer vaccine candidates in selected hematological and solid tumor indications with high unmet medical need. Both parties will contribute to the identification of differentiated cancer antigens based on whole genome sequencing, combined with long- and short-read RNA sequencing and cutting-edge bioinformatics followed by joint preclinical validation of the highest-quality cancer antigens and selection of the most promising clinical-lead candidates for conducting initial Phase 1/2 studies in appropriate clinical indications.

In 2022, Curevac and GSK entered into a Pandemic Preparedness Agreement with the Federal Republic of Germany. Timelines related to the Pandemic Preparedness Agreement were ambitious with the aim of providing acute pandemic preparedness in Germany in the context of emerging COVID-19 variants. In 2023, CureVac identified a risk that necessary regulatory approvals needed to meet these timelines may not be achieved within the contractually agreed timeframe. After consultation with ZEPAI, CureVac applied for a timeline extension as foreseen under the agreement to avoid procurement of further substantial amounts of raw material at risk. As of December 31, 2023, it was considered unlikely that the extension would be granted. Additionally, a rapidly changing epidemiological environment did no longer prompt an acute pandemic threat. Accordingly, inventories which had been stockpiled as required by the PPA, were written down to their net realizable value. Ultimately, the extension was not granted, whereupon CureVac and GSK jointly decided to terminate the agreement. Despite the termination, CureVac’s GMP IV manufacturing plant for the large-scale production of mRNA-based vaccines will be completed. Contingent upon regulatory approval, the facility is expected to be certified mid-2024.

In April 2024, the Company announced the start of the Phase 1 part of a combined Phase 1/2 study of an investigational influenza A (H5N1) pre-pandemic vaccine candidate developed in collaboration with GSK. The H5N1 avian influenza virus is considered a potential future pandemic threat, able to cross species from its original bird host to humans. The monovalent vaccine candidate is based on CureVac’s proprietary second-generation mRNA backbone and encodes an influenza A H5-antigen. Avian influenza represents latest program progressing to clinical trials under broad infectious disease collaboration agreement with GSK.

In April 2024, the Company had the first ruling in one of its CMO arbitration. In August 2022, Rentschler Biopharma SE initiated arbitration proceedings according to the procedural rules of the German Arbitration Institute against the Company. Rentschler’s claims are based on the assumption that certain agreements between Rentschler and CureVac Manufacturing GmbH (then: CureVac Real Estate GmbH) have been terminated due to the withdrawal of the EMA dossier for CVnCoV or alternatively that CureVac would have been obliged to terminate these agreements. CureVac’s position always was that the agreements had ended upon expiration of their term. We did not believe that there was a legal basis for Rentschler’s claims and therefore defended ourselves against these claims in written submissions and the oral hearing in October 2023. In its final award rendered, the arbitration tribunal followed CureVac’s arguments and dismissed Rentschler’s claims in their entirety. The totality of Rentschler Biopharma SE related provision was reversed as of December 31, 2023.